Dreyfus State Municipal Bond Funds (the "Registrant")

-Dreyfus Pennsylvania Fund (the "Fund")

Incorporated herein by reference is the definitive version of the Fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 31, 2017 (SEC Accession No. 0000806176-17-000021).